Cash and restricted cash	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash and restricted cash
Cash and restricted cash
2.	Cash and restricted cash

A reconciliation of cash and restricted cash in the unaudited condensed consolidated balance sheets to the amounts in the unaudited condensed consolidated statements of cash flows is as follows:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Cash at bank	860,472	850,373
Restricted cash	40,957	74,975
Cash and restricted cash shown in the consolidated statements of cash flows	901,429	925,348

Cash and restricted cash are deposited in financial institutions at the locations noted below:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Financial institutions in the mainland of the PRC
– Denominated in RMB	595,559	811,100
– Denominated in US$	258,475	34,424
– Denominated in Hong Kong dollars (“HKD”)	—	92
Total cash balances held in the mainland of the PRC	854,034	845,616
Financial institutions in Hong Kong
– Denominated in US$	9,402	10,240
– Denominated in HKD	14	14
Total cash balances held in Hong Kong	9,416	10,254
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	14,473	26,514
– Denominated in US$	555	210
Total cash balances held in Sweden	15,028	26,724
Financial institutions in the United Kingdom
– Denominated in Great Britain Pound (“GBP”)	22,934	42,155
Total cash balances held in the United Kingdom	22,934	42,155
Financial institutions in the United States
– Denominated in US$	17	599
Total cash balances held in the United States	17	599
Total cash balances held at financial institutions in RMB	901,429	925,348

As of December 31, 2022, the Group’s restricted cash of RMB40,957 were pledged for notes payable. As of June 30, 2023, the Group had restricted cash of RMB29,607 pledged for notes payable, RMB21,755 pledged for a framework agreement of foreign exchange swaps, and RMB23,613 restricted due to litigation.

3.	Cash and restricted cash

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Cash at bank	966,128	860,472
Restricted cash	23,004	40,957
Cash and restricted cash shown in the consolidated statements of cash flows	989,132	901,429

Cash and restricted cash are deposited in financial institutions at the locations noted below:

	As of December 31,
	2021	2022
	RMB	RMB
Financial institutions in the mainland of the PRC
– Denominated in RMB	755,855	595,559
– Denominated in US$	182,141	258,475
Total cash balances held in the mainland of the PRC	937,996	854,034
Financial institutions in Hong Kong
– Denominated in US$	—	9,402
– Denominated in Hong Kong dollars (“HKD”)	—	14
Total cash balances held in Hong Kong	—	9,416
Financial institutions in Sweden
– Denominated in Swedish Krona (“SEK”)	28,986	14,473
– Denominated in US$	—	555
Total cash balances held in Sweden	28,986	15,028
Financial institutions in the United Kingdom
– Denominated in Great Britain Pounds (“GBP”)	22,150	22,934
Total cash balances held in the United Kingdom	22,150	22,934
Financial institutions in the United States
– Denominated in US$	—	17
Total cash balances held in the United States	—	17
Total cash balances held at financial institutions in RMB	989,132	901,429

As of December 31, 2021 and 2022, the Group’s restricted cash of RMB23,004 and RMB40,957 were pledged for notes payable.